Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets and Other Current Financial Assets	Other Current Assets and Other Current Financial Assets
7.1 Other Current Assets:

	2025	2024
Prepaid expenses	Ps. 1,774	Ps. 1,775
Agreements with customers, net of accumulated amortization	100	132
Others	12	38
Total	Ps. 1,886	Ps. 1,945
Prepaid expenses as of December 31, 2025 and 2024 are as follows:

	2025	2024
Advances to suppliers	Ps. 1,746	Ps. 1,720
Advertising and promotional expenses paid in advance	7	30
Prepaid insurance	21	25
Total	Ps. 1,774	Ps. 1,775
Advertising and promotional expenses recorded in the consolidated income statements for the years ended December 31, 2025, 2024 and 2023, were Ps. 5,372 Ps. 4,827 and Ps. 4,691, respectively.
7.2 Other Current Financial Assets:

	2025	2024
Restricted cash (1)	Ps. 363	Ps. 349
Derivative financial instruments (See Note 19)	254	597
Other (2)	144	—
Total	Ps. 761	Ps. 946
(1)Restricted cash in Brazil is held in U.S. dollars and relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
(2) Includes Ps. 135 of financial instruments held to maturity.